Financial Instruments - Fair Value Measurement of Assets and Liabilities (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	¥ 12,912,293	¥ 12,821,094
Liabilities	7,735,116	8,093,608
Fair value
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	247,592	256,047
Liabilities	127,554	103,310
Fair value | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	12,116	13,673
Fair value | Derivatives | Cash flow hedges
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	84,975	38,916
Fair value | Financial liabilities associated with contingent consideration arrangements
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	27,770	41,664
Fair value | Other
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	2,693	9,057
Fair value | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	62,594	25,509
Fair value | Derivatives | Cash flow hedges
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	1,506	120
Fair value | Investments in convertible notes
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	12,176	9,418
Fair value | Investments in debt instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	800	1,029
Fair value | Financial assets associated with contingent consideration arrangements
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	25,446	92,516
Fair value | Equity instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	145,070	127,455
Fair value | Level 1
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	92,602	79,218
Liabilities	0	0
Fair value | Level 1 | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	0	0
Fair value | Level 1 | Derivatives | Cash flow hedges
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	0	0
Fair value | Level 1 | Financial liabilities associated with contingent consideration arrangements
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	0	0
Fair value | Level 1 | Other
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	0	0
Fair value | Level 1 | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0	0
Fair value | Level 1 | Derivatives | Cash flow hedges
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0	0
Fair value | Level 1 | Investments in convertible notes
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0	0
Fair value | Level 1 | Investments in debt instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0	0
Fair value | Level 1 | Financial assets associated with contingent consideration arrangements
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0	0
Fair value | Level 1 | Equity instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	92,602	79,218
Fair value | Level 2
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	64,100	25,629
Liabilities	97,091	52,589
Fair value | Level 2 | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	12,116	13,673
Fair value | Level 2 | Derivatives | Cash flow hedges
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	84,975	38,916
Fair value | Level 2 | Financial liabilities associated with contingent consideration arrangements
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	0	0
Fair value | Level 2 | Other
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	0	0
Fair value | Level 2 | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	62,594	25,509
Fair value | Level 2 | Derivatives | Cash flow hedges
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	1,506	120
Fair value | Level 2 | Investments in convertible notes
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0	0
Fair value | Level 2 | Investments in debt instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0	0
Fair value | Level 2 | Financial assets associated with contingent consideration arrangements
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0	0
Fair value | Level 2 | Equity instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0	0
Fair value | Level 3
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	90,890	151,200
Liabilities	30,463	50,721
Fair value | Level 3 | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	0	0
Fair value | Level 3 | Derivatives | Cash flow hedges
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	0	0
Fair value | Level 3 | Financial liabilities associated with contingent consideration arrangements
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	27,770	41,664
Fair value | Level 3 | Other
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	2,693	9,057
Fair value | Level 3 | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0	0
Fair value | Level 3 | Derivatives | Cash flow hedges
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0	0
Fair value | Level 3 | Investments in convertible notes
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	12,176	9,418
Fair value | Level 3 | Investments in debt instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	800	1,029
Fair value | Level 3 | Financial assets associated with contingent consideration arrangements
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	25,446	92,516
Fair value | Level 3 | Equity instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	¥ 52,468	¥ 48,237